Redeemable Convertible Preferred Stock - Forward Contract Liability (Details) $ / shares in Units, $ in Millions			1 Months Ended
	May 14, 2019 USD ($) forwardContractPerShare $ / shares shares	Feb. 22, 2019 USD ($) forwardContractPerShare $ / shares shares	Feb. 28, 2019 USD ($) shares	Dec. 31, 2020 shares	May 31, 2019 USD ($)
Class of Stock [Line Items]
Preferred stock, issued (shares) | shares				0
Preferred stock, outstanding (shares) | shares				0
Series F redeemable convertible preferred stock
Class of Stock [Line Items]
Current forward price per share (in USD per share) | $ / shares	$ 37.76	$ 22.48
Contractual forward price per share (in USD per share) | $ / shares	$ 22.48	$ 22.48
Number of preferred shares issued in subsequent transaction (in shares) | shares	4,449,370	4,449,370	13,736,615
Forward Contracts
Class of Stock [Line Items]
Fair value of forward contract liability | $	$ 68	$ 1
Forward Contracts | Series F redeemable convertible preferred stock
Class of Stock [Line Items]
Fair value of forward contract liability | $			$ 1		$ 68
Forward Contracts | Series F redeemable convertible preferred stock | Contract Value
Class of Stock [Line Items]
Derivative liability, measurement input | forwardContractPerShare	15.28	0.13
Forward Contracts | Series F redeemable convertible preferred stock | Risk-Free Interest Rate
Class of Stock [Line Items]
Derivative liability, measurement input | forwardContractPerShare	2.41	2.46
Forward Contracts | Series F redeemable convertible preferred stock | Expected Term
Class of Stock [Line Items]
Expected years until subsequent closing		2 months 23 days
Forward Contracts | Series F redeemable convertible preferred stock | Present Value
Class of Stock [Line Items]
Derivative liability, measurement input | forwardContractPerShare	22.48	22.35